PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 96.5%
Common Stocks
Brazil 3.6%
MercadoLibre, Inc.*	164	$203,040
Canada 11.7%
Dollarama, Inc.	3,032	199,719
Fairfax Financial Holdings Ltd.	222	177,115
FirstService Corp.	1,026	160,687
TFI International, Inc.	1,021	131,045
		668,566
Israel 2.0%
Nova Ltd.*	907	112,414
Italy 7.0%
Ferrari NV	899	288,207
Moncler SpA	1,564	112,880
		401,087
Mexico 1.3%
Corp Inmobiliaria Vesta SAB de CV	21,151	76,684
Poland 2.1%
Dino Polska SA, 144A*	1,070	119,155
Switzerland 4.5%
BKW AG	662	118,461
On Holding AG (Class A Stock)*	3,890	140,040
		258,501
Taiwan 3.4%
Chroma ATE, Inc.	13,207	116,334
eMemory Technology, Inc.	781	46,281
Global Unichip Corp.	568	29,709
		192,324
United Kingdom 7.5%
Ashtead Group PLC	943	69,767
Compass Group PLC	3,259	84,792
Diploma PLC	1,633	67,920

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
TechnipFMC PLC*	7,717	$141,530
Wise PLC (Class A Stock)*	6,086	60,701
		424,710
United States 53.4%
ANSYS, Inc.*	343	117,340
Axon Enterprise, Inc.*	707	131,453
AZEK Co., Inc. (The)*	4,925	153,660
Casella Waste Systems, Inc. (Class A Stock)*	992	80,044
CDW Corp.	403	75,389
Celsius Holdings, Inc.*	786	113,734
Deckers Outdoor Corp.*	295	160,389
Dexcom, Inc.*	921	114,720
Dynatrace, Inc.*	2,128	116,380
Exact Sciences Corp.*	891	86,908
Experian PLC	2,216	85,639
Flywire Corp.*	4,131	141,032
Gartner, Inc.*	231	81,679
Goosehead Insurance, Inc. (Class A Stock)*	1,762	117,825
HEICO Corp.	685	120,546
Hexcel Corp.	1,564	110,544
Lamb Weston Holdings, Inc.	954	98,863
Lattice Semiconductor Corp.*	1,310	119,131
Monolithic Power Systems, Inc.	210	117,493
Paylocity Holding Corp.*	398	90,286
Performance Food Group Co.*	1,580	94,421
Rambus, Inc.*	1,680	105,185
Shift4 Payments, Inc. (Class A Stock)*	3,520	242,845
TopBuild Corp.*	421	115,325
Toro Co. (The)	699	71,053
TransMedics Group, Inc.*	1,077	100,355
XPEL, Inc.*	1,017	82,611
		3,044,850

Total Long-Term Investments (cost $4,510,042)		5,501,331

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 4.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $235,728)(wj)	235,728	$235,728

TOTAL INVESTMENTS 100.6% (cost $4,745,770)		5,737,059
Liabilities in excess of other assets (0.6)%		(33,863)

Net Assets 100.0%		$5,703,196

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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